Employee Benefit Plans - Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Remeasurement (gains) losses on defined benefit obligation
Total recognized in other comprehensive (income) loss before taxation	$ 83	$ 5
Other Post Employment Benefits [Member]
Remeasurement (gains) losses on defined benefit obligation
Total recognized in other comprehensive (income) loss before taxation	6	(6)
Material defined benefit plans [Member]
Remeasurement (gains) losses on defined benefit obligation
Due to financial assumption changes	20	(189)
Due to demographic assumption changes	(26)	0
Due to experience	26	7
Return on plan assets (greater than) less than discount rate	(99)	173
Total recognized in other comprehensive (income) loss before taxation	(79)	(9)
Material defined benefit plans [Member] | Funded Plans [Member]
Remeasurement (gains) losses on defined benefit obligation
Due to financial assumption changes	16	(179)
Due to demographic assumption changes	(26)	0
Due to experience	30	4
Return on plan assets (greater than) less than discount rate	(99)	173
Total recognized in other comprehensive (income) loss before taxation	(79)	(2)
Material defined benefit plans [Member] | Unfunded Plans [Member]
Remeasurement (gains) losses on defined benefit obligation
Due to financial assumption changes	3	(9)
Due to demographic assumption changes	0	0
Due to experience	0	1
Return on plan assets (greater than) less than discount rate	0	0
Total recognized in other comprehensive (income) loss before taxation	3	(8)
Material defined benefit plans [Member] | Other Post Employment Benefits [Member]
Remeasurement (gains) losses on defined benefit obligation
Due to financial assumption changes	1	(1)
Due to demographic assumption changes	0	0
Due to experience	(4)	2
Return on plan assets (greater than) less than discount rate		0
Total recognized in other comprehensive (income) loss before taxation	$ (3)	$ 1